Leases - Additional Information (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating lease by lessee [Line Items]
Expense	$ 20,940	$ 17,057	$ 12,641
Income recognized from leasing activities	4,542,719	$ 3,857,886	$ 2,804,718
Leased office space [Member]
Disclosure of operating lease by lessee [Line Items]
Operating lease rent payable	$ 1,435
Leased office space [Member] | Three year operating lease agreement [Member]
Disclosure of operating lease by lessee [Line Items]
Operating lease renewal date	2021-06
Operating lease concluding date	2026-09
Leased office space [Member] | Five year operating lease agreement [Member]
Disclosure of operating lease by lessee [Line Items]
Operating lease renewal date	2022-03
Operating lease concluding date	2026-09
Leased office space [Member] | Top of Range [Member]
Disclosure of operating lease by lessee [Line Items]
Operating lease term	5 years
Leased office space [Member] | Bottom of Range [Member]
Disclosure of operating lease by lessee [Line Items]
Operating lease term	3 years